Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (31,800.0)		$ (34,900.0)
Noncurrent bonds payable	25,100.0	$ 839.2	56,900.0
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	$ 56,900.0		$ 91,800.0